Other disclosures - Share-based payment schemes - General Terms and Conditions of Launched Programmes (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) shares kr / shares	Dec. 31, 2019 DKK (kr) shares kr / shares	Dec. 31, 2018 DKK (kr) shares kr / shares	Aug. 01, 2019 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,425,520	4,111,433	1,684,982
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at launch (DKK million) | kr				kr 660,000,000
2020 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	0
2020 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	370,038
Value per share at launch (DKK) | kr / shares	kr 411
Total market value at launch (DKK million) | kr	kr 152,000,000
Vesting period	3 years
2020 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,011,692
Value per share at launch (DKK) | kr / shares	kr 411
Total market value at launch (DKK million) | kr	kr 416,000,000
Vesting period	3 years
2020 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	43,790
Value per share at launch (DKK) | kr / shares	kr 391
Total market value at launch (DKK million) | kr	kr 17,000,000
Vesting period	3 years
2019 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		2,148,580
Value per share at launch (DKK) | kr / shares		kr 307
Total market value at launch (DKK million) | kr		kr 660,000,000
Vesting period		3 years 6 months
2019 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	370,038	508,398
Value per share at launch (DKK) | kr / shares		kr 298
Total market value at launch (DKK million) | kr	kr 152,000,000	kr 152,000,000
Vesting period	3 years	3 years
2019 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,011,692	1,300,333
Value per share at launch (DKK) | kr / shares		kr 298
Total market value at launch (DKK million) | kr	kr 416,000,000	kr 387,000,000
Vesting period	3 years	3 years
2019 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)		154,122
Value per share at launch (DKK) | kr / shares		kr 311
Total market value at launch (DKK million) | kr		kr 48,000,000
Vesting period		3 years
2018 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			0
2018 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			411,090
Value per share at launch (DKK) | kr / shares			kr 280
Total market value at launch (DKK million) | kr			kr 115,000,000
Vesting period			3 years
2018 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			1,114,455
Value per share at launch (DKK) | kr / shares			kr 280
Total market value at launch (DKK million) | kr			kr 312,000,000
Vesting period			3 years
2018 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)			159,437
Value per share at launch (DKK) | kr / shares			kr 278
Total market value at launch (DKK million) | kr			kr 44,000,000
Vesting period			3 years